Note 5 - Accrued expenses	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

(5)       Accrued expenses

Accrued expenses consist of the following at December 31, 2013 and 2012:

	2013	2012

Accrued executive severance	$400,000	$542,269
Accrued clinical study expenses	188,927	-
Accrued audit and tax preparation	91,000	102,600
Accrued consultants	58,000	-
Accrued board of director's fees	37,333	-
Accrued legal professional fees	29,500	23,519
Accrued other	58,812	53,528
	$863,572	$721,916

On November 6, 2012, the Company entered into a Severance and Advisory Agreement (the “Severance Agreement”) with Christopher M. Cashman in connection with his resignation as President and Chief Executive Officer, and a director of the Company. Pursuant to the Severance Agreement, Mr. Cashman will receive, as severance along with other non-cash items, six months of his base salary payable over the following six month period and bonus payments of $100,000 upon each of four bonus payment events tied to the Company’s clinical trial plan for the dermaPACE device, or December 31, 2016, whichever occurs first. The accrued executive severance at December 31, 2013 represents the unpaid portion of the bonus payments and the balance at December 31, 2012 represents the unpaid portion of the base salary and bonus payments.